Summary of Trust Preferred Securities Issued by Trusts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Amount	$ 1,659
Assets of trust	1,676	[1]
BNY Institutional Capital Trust A
Amount	300
Interest rate	7.78%
Assets of trust	309	[1]
Call price	101.95%	[2]
Due date	2026
Call date	2006
BNY Capital IV
Amount	200
Interest rate	6.88%
Assets of trust	206	[1]
Due date	2028
Call date	2004
BNY Capital V
Amount	350
Interest rate	5.95%
Assets of trust	361	[1]
Due date	2033
Call date	2008
MEL Capital III
Amount	309	[3]
Interest rate	6.37%	[3]
Assets of trust	300	[1],[3]
Due date	2036	[3]
Call date	2016	[3]
MEL Capital IV
Amount	500
Interest rate	6.24%
Assets of trust	$ 500	[1]
Call date	2012

[1]	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
[2]	Call price decreases ratably to par in the year 2016.
[3]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.